CONTRACT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF CONTRACT LIABILITIES
	2026	2025
	HK$	HK$

Contract liabilities (note)	-	4,667,773